Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)		Accumulated deficit
Balance at Dec. 31, 2014	$ 31,059	$ 1,195	$ 203,030	$ (4,277)	$ (735)	[1]	$ (168,154)
Balance, shares at Dec. 31, 2014		31,396,940
Issuance of shares upon public offering ($1.65 per share), net of $1,126 issuance expenses	11,524	$ 302	11,222
Issuance of shares upon public offering ($1.65 per share), net of $1,126 issuance expenses, shares		7,666,665
Issuance of treasury shares upon exercise of options	153			213			(60)
Issuance of treasury shares upon exercise of options, shares		57,593
Stock-based compensation related to options granted to non-employees	35		35
Stock-based compensation related to employees	1,031		1,031
Other comprehensive loss	(1,655)				(1,655)	[1]
Loss	(4,799)						(4,799)
Balance at Dec. 31, 2015	37,348	$ 1,497	215,318	(4,064)	(2,390)	[1]	(173,013)
Balance, shares at Dec. 31, 2015		39,121,198
Issuance of treasury shares upon exercise of options	71			168			(97)
Issuance of treasury shares upon exercise of options, shares		45,354
Stock-based compensation related to options granted to non-employees	21		21
Stock-based compensation related to employees	726		726
Other comprehensive loss	402				402	[1]
Loss	(3,309)						(3,309)
Balance at Sep. 30, 2016	$ 35,259	$ 1,497	$ 216,065	$ (3,896)	$ (1,988)	[1]	$ (176,419)
Balance, shares at Sep. 30, 2016		39,166,552

[1]	Relates to foreign currency translation adjustments.